Commitments, contingencies and guarantees - Maturity information on derivative contracts and standby letters of credit and other guarantees (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021	Mar. 31, 2020
Derivative contracts [Member]
Guarantees [Line Items]
Carrying value	[1],[2]	¥ 5,207,911	¥ 7,197,647
Maximum potential payout /Notional	[1],[2]	322,635,226	279,734,884
Derivative contracts [Member] | Less than 1 year [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		88,433,903
Derivative contracts [Member] | 1 to 3 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		73,065,497
Derivative contracts [Member] | 3 to 5 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		49,763,383
Derivative contracts [Member] | More than 5 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		111,372,443
Standby letters of credit and other guarantees [Member]
Guarantees [Line Items]
Maximum potential payout /Notional	[3],[4]	206,072	¥ 2,351
Standby letters of credit and other guarantees [Member] | Less than 1 year [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		174,864
Standby letters of credit and other guarantees [Member] | 1 to 3 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		11,722
Standby letters of credit and other guarantees [Member] | 3 to 5 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		281
Standby letters of credit and other guarantees [Member] | More than 5 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		¥ 19,205

[1]	Credit derivatives are disclosed in Note 3 “Derivative instruments and hedging activities” and are excluded from derivative contracts.
[2]	Derivative contracts primarily consist of equity, interest rate and foreign exchange contracts.
[3]	As of March 31, 2021, primarily related to a certain sponsored repo program where Nomura guarantees to a 3rd party clearinghouse the payment of its clients’ obligations. Our exposure under this guarantee is minimized through effectively obtainingcollaterals whose amount is approximately equal to the maximum potential payout of the guarantee.
[4]	The amounts of collaterals held in connection with standby letters of credit and other guarantees as of March 31, 2020 was ¥nil million.